Property, plant and equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	$ 194,932
At December 31	198,642	$ 194,932
Integrated gas and Upstream
Reconciliation of changes in property, plant and equipment [abstract]
Write-downs (reversals of write-downs) of property, plant and equipment	6,177
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	436,769	453,644
Additions	28,254	21,719
Sales, retirements and other movements	(19,800)	(33,081)
Currency translation differences	10,262	5,513
At December 31	434,961	436,769
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(241,837)	(243,944)
Charge for the year	17,310	25,993
Sales, retirements and other movements	16,422	24,453
Currency translation differences	(6,406)	(3,647)
At December 31	(236,319)	(241,837)
Carrying amount of exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	7,099
At December 31	6,403	7,099
Carrying amount of exploration and evaluation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	12,679	14,484
Additions	1,564	1,216
Sales, retirements and other movements	(2,469)	(3,014)
Currency translation differences	209	7
At December 31	11,565	12,679
Carrying amount of exploration and evaluation assets | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(5,580)	(5,258)
Charge for the year	397	1,311
Sales, retirements and other movements	765	999
Currency translation differences	(50)	10
At December 31	(5,162)	(5,580)
Production
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	118,373
At December 31	117,354	118,373
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	285,903	298,882
Additions	11,954	8,942
Sales, retirements and other movements	(14,541)	(20,005)
Currency translation differences	6,300	1,916
At December 31	277,016	285,903
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(167,530)	(167,711)
Charge for the year	9,709	15,800
Sales, retirements and other movements	13,207	14,590
Currency translation differences	(4,370)	(1,391)
At December 31	(159,662)	(167,530)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	49,051
At December 31	49,884	49,051
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	104,182	107,876
Additions	6,928	7,917
Sales, retirements and other movements	(2,548)	(9,607)
Currency translation differences	1,777	2,004
At December 31	106,785	104,182
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(55,131)	(58,242)
Charge for the year	5,149	7,112
Sales, retirements and other movements	2,054	8,624
Currency translation differences	(1,325)	(1,599)
At December 31	(56,901)	(55,131)
Other
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	20,409
At December 31	25,001	20,409
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	34,005	32,402
Additions	7,808	3,644
Sales, retirements and other movements	(242)	(455)
Currency translation differences	1,976	1,586
At December 31	39,595	34,005
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(13,596)	(12,733)
Charge for the year	2,055	1,770
Sales, retirements and other movements	396	240
Currency translation differences	(661)	(667)
At December 31	$ (14,594)	$ (13,596)